Note 5 - Transactions with Related Parties:	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
5.        Transactions with Related Parties:

(a)   Pyramis Technical Co. S.A.: Pyramis Technical Co. S.A. is wholly owned by the father of the Company's Chief Executive Officer and has been responsible for the renovation of the Company's premises. As of December 31, 2010, the total contracted cost amounted to Euro 3,185 or $4,253 (based on the Dollar/Euro exchange rate as of December 31, 2010), out of which Euro 3,698 or $4,940 (based on the Dollar/Euro exchange rate as of December 31, 2010) was paid up to December 31, 2010 and is included in the Euro 3,789 or $5,059 (based on the Dollar/Euro exchange rate as of December31, 2010) renovation works. As of December 31, 2011, the total contracted cost amounted to Euro 3,221 or $4,168 (based on the Dollar/Euro exchange rate as of December 31, 2011), out of which Euro 3,741 or $4,840 (based on the Dollar/Euro exchange rate as of December 31, 2011) was paid up to December 31, 2011 and is included in the Euro 3,832 or $4,958 (based on the Dollar/Euro exchange rate as of December31, 2011) renovation works. The renovation works are included in "Other fixed assets, net", which are separately presented in the accompanying December 31, 2011 consolidated balance sheet and were initially depreciated over the lease period, which is 12 years. In September 2010, the Company agreed to revert occupancy in certain areas of the leased office space in Maroussi, by the end of April 2011. In September 1, 2011, the agreement was amended again and a new monthly rent was renegotiated. It was also agreed to revert occupancy in a larger area of the leased office space. As a result of these agreements we have made a revision in the useful life of certain leasehold improvements that would have been amortized over the life of the lease. The revision in useful life of these assets resulted in an accelerated depreciation of $565 for 2010 and $931 for 2011 respectively, included in the statement of operations.

(b)   Central Mare Inc. ("Central Mare") – Letter Agreement and Management Agreements: on May 12, 2010, the Company's Board of Directors agreed to outsource all of the commercial and technical management of the Company's vessels to Central Mare Inc., or Central Mare, a related party controlled by the family of the Company's Chief Executive Officer, on a timeline that was determined by its executive officers in consideration of the vessels' schedule. Since July 1, 2010 Central Mare has been performing all operational, technical and commercial functions relating to the chartering and operation of Company vessels, pursuant to a letter agreement concluded between Central Mare and Top Ships as well as management agreements concluded between Central Mare and our vessel-owning subsidiaries.

The Company pays a management fee of Euro 669.5 per day, per each vessel that is employed under a time charter or a voyage charter and a management fee of Euro 257.5 per day, per each vessel that is employed under a bareboat time charter. In addition, the management agreements provide for payment by the Company to Central Mare of: (i) a fee of Euro 103 per day per vessel for services in connection with compliance with Section 404 of the Sarbanes-Oxley Act of 2002; (ii) Euro 515 for superintendent visits on board vessels, per vessel, for each day, per superintendent; (iii) chartering commission of 0.75% on all existing (as of July 1, 2010) freight, hire and demurrage revenues; (iv) chartering commission of 1.25% on all new (concluded after July 1, 2010) freight, hire and demurrage revenues; (v) a commission of 1.00% on all gross sale proceeds or purchase price paid for vessels; (vi) a quarterly fee of Euro 258 for services rendered by Central Mare in connection with the Company's financial accounting services; (vii) a quarterly fee of Euro 82 for services in relation to the financial reporting requirements of the Company under Securities and Exchange Commission and NASDAQ rules and regulations; and

(x) an annual fee of Euro 10.3 per vessel, for the provision of information system related services.

Central Mare also provides commercial operations and freight collection services in exchange for a fee of Euro 92.7 per day, per vessel. Central Mare provides insurance services and obtains insurance policies for the vessels for a fee of 5.00% on the total insurance premiums, per vessel. Furthermore, if required, Central Mare will also handle and settle all claims arising out of its duties under the management agreements (other than insurance and salvage claims) in exchange for a fee of Euro 154.5 per person, per day of eight hours. Finally legal fees for claims and general corporate services incurred by Central Mare on behalf of the Company will be payable to Central Mare at cost.

The Letter Agreement was amended on January 1, 2012 to reduce management fees paid by us to Central Mare by approximately 35%. Effective retroactively from January 1, 2012, we will pay a quarterly fee of Euro 100 or $129 for the services rendered in relation to the company's maintenance of proper books and records and a quarterly fee of Euro 25 or $32 for services in relation to the financial reporting requirements of the company under Commission and NASDAQ rules and regulations.

Pursuant to the terms of the management agreements, all fees payable to Central Mare are adjusted upwards 3% per annum. Transactions with the Manager in Euros are settled on the basis of the EUR/USD on the invoice date.

(c)   International Ship Management Inc. ("International"): on June 1, 2011, the Company decided to outsource all of the commercial and technical management of M/T Delos to International Ship Management Inc., or International, a related party controlled by the family of the Company's Chief Executive Officer, with terms similar to the ones between the company and Central Mare. The management agreement ended in October 15, 2011 when the bareboat charter of the vessel with the company was terminated. No termination fees were charged for the termination of the said agreement.

(d)   Central Mare Inc. ("Central Mare") – Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare pursuant to which Central Mare furnishes the Company with its executive officers. These agreements were entered into in exchange for terminating prior agreements.

Under the terms of the agreement for the Company's Chief Executive Officer, the Company is obligated to pay annual base salary, a minimum cash bonus and stock compensation of 50,000 common shares of the Company to be issued at the end of each calendar year (see Note 14).

The initial term of the agreement expires on August 31, 2014; however the agreement shall be automatically extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Executive Vice President and Chairman, the Company is obligated to pay annual base salary and additional incentive compensation as determined by the board of directors. The initial term of the agreement expired on August 31, 2011; however the agreement was suspended since it provides that it is automatically extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Chief Financial Officer, the Company is obligated to pay annual base salary and stock compensation of 20,000 common shares which were issued on December 21, 2009, of which 10,000 common shares vested on December 21, 2010 and 10,000 vested on December 21, 2012 (Note 14). The initial term of the agreement expires on August 31, 2012, however the agreement shall be automatically extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term.

Under the terms of the agreement for the Company's Chief Technical Officer, the Company is obligated to pay annual base salary and stock compensation of 24,999 common shares which were issued on October 29, 2010 and which vested ratably over a period of 15 months ended in December 2011(Note 14). The initial term of the agreement expired on August 31, 2011, however the agreement is automatically extended for successive one-year terms unless Central Mare or the Company provides notice of non-renewal at least sixty days prior to the expiration of the then applicable term. In the event of a change of control the Chief Technical Officer is entitled to receive a cash payment equal to three years' annual base salary. In addition, our Chief Technical Officer is subject to non-competition and non-solicitation undertakings.

On March 1, 2011, the Company entered into an agreement with Central Mare pursuant to which, Central Mare furnishes certain employees to the Company, including Corporate Development Officer and Internal Auditor as well as certain administrative employees. Under the terms of this agreement the Company is obligated to pay an annual base salary.

As of December 31, 2011 the net amount due to Central Mare was $1,553 and is included in Due to related parties, which are separately presented in the accompanying December 31, 2011 consolidated balance sheets. The amount concerns $1,005 related to executive officers and other personnel expenses, $741 related to commissions on charter hire agreements and $11 related to

As of December 31, 2011 the net amount due to Central Mare was $1,553 and is included in Due to related parties, which are separately presented in the accompanying December 31, 2011 consolidated balance sheets. The amount concerns $1,005 related to executive officers and other personnel expenses, $741 related to commissions on charter hire agreements and $11 related to superintendent fees and is partially offset by $204 that relates to prepaid management fees. Also as of December 31, 2011 the amount due to International Ship management was $8, and is included in Due to related parties, which is separately presented in the accompanying consolidated condensed balance sheets (Note 5).

The fees charged by Central Mare for the year ended December 31, 2011 are as follows (figures include continuing and discontinued operations):

Management Fees	5,575	Management fees related party - Statement of Operations
Executive officers and other personnel expenses	5,405	General and administrative expenses - Statement of Operations
Superintendent Fees	184	Vessel operating expenses - Statement of Operations
	39	Dry-docking costs - Statement of Operations
Commission for sale of vessels	1,216	Gain on sale of vessels - Statement of Operations
Commission on charter hire agreements	672	Voyage expenses - Statement of Operations
Total	13,901

(e)   Sovereign Equity Line Transaction: On August 24, 2011, the Company entered into a Common Stock Purchase Agreement with Sovereign Holdings Inc. ("Sovereign"), which is controlled by the Company's Chief Executive Officer and President.  In this transaction, commonly known as an equity line, Sovereign committed to purchase up to $10,000 of the Company's common shares, to be drawn from time to time at the Company's request in multiples of $500 over the following 12 months ("the Sovereign Equity Line Transaction"). Shares purchased under the Common Stock Purchase Agreement are priced at the greater of (i) $0.45 per share and (ii) a per share price of 35% of the volume weighted average price of our common stock for the previous 12 trading days.  Also on August 24, 2011, the Company entered into a registration rights agreement with Sovereign, pursuant to which Sovereign has been granted certain demand registration rights with respect to the shares issued to Sovereign under the Common Stock Purchase Agreement.  In addition, on August 24, 2011, the Company entered into a lock-up agreement with Sovereign, pursuant to which Sovereign agreed not to sell shares acquired pursuant to the Common Stock Purchase Agreement for a period starting 12 months from each acquisition of such shares.

The Sovereign Equity Line Transaction was entered into to meet urgent short-term liquidity needs, especially the Company's debt service obligations. The discount at which the shares are sold under the equity line was evaluated in the context of the Company's urgent liquidity needs, the lack of alternatives available to the Company to raise capital due to unfavorable market conditions, the flexibility provided by the Sovereign transaction and the 12 month lock-up agreement that accompanied the transaction that made the shares illiquid for Sovereign.

The Board established a special committee composed of independent directors (the "Special Committee") to consider the Sovereign Equity Line Transaction and make a recommendation to the Board.  In the course of its deliberations, the Special Committee hired an independent investment bank which had never previously done any work for the Company or for Sovereign and obtained a fairness opinion from that investment bank.  On August 24, 2011, the Special

Committee determined that the Sovereign Equity Line Transaction was fair to and in the Company's best interest and the best interests of its shareholders.  Upon the recommendation of the Special Committee, the Board approved the Sovereign Equity Line Transaction on August 24, 2011 and the Company entered into the Agreement on that date.

The Company drew down $2,000 under the Common Stock Purchase Agreement at a price of $0.7793 per share on September 1, 2011, and on October 19, 2011, the Company drew down $5,000 at a price of $0.45 per share.

The Company has accounted for the Sovereign Equity Line Transaction as a freestanding financial instrument settled in its common stock. As such, according to guidance outlined in Accounting Standards Codification ASC 480-10, the obligation has been recognized in the balance sheet at fair value. The Company has recorded all changes in its fair value in earnings.

Financial instruments are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the financial instruments' fair value are recognized in earnings.

(f)   Central Shipping Monaco SAM: On September 21, 2011, the Company entered into a lease agreement for one year for the provision of office space in Monaco, effective from October 1, 2011 with Central Shipping Monaco SAM, a related party controlled by the family of the Company's Chief Executive Officer and President. The monthly rent as of December 31, 2011 is Euro 5 or $7 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2011) adjusted annually by 3% and the yearly charge for utilities is Euro 4 or $5 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2011). The company prepaid Central Shipping Monaco for the rent and utilities expense of one year and this is depicted in "Due from related parties" which are separately presented in the accompanying December 31, 2011 consolidated balance sheet. The prepayment amounts to Euro 57 or 74$ (based on the U.S. Dollar/Euro exchange rate as of December 31, 2011).

(g)   Central Mare Inc. ("Central Mare") – Credit Facility: On July 16, 2011 we entered into an unsecured credit facility with Central Mare for Euro 1,800 ($2,329 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011) to be used for general working capital purposes. We have undertaken to repay the loan within twelve months of its receipt. The loan bears interest at a rate of 0% for the first five months and 8% per annum for the following seven months.

(h)   Shipping Financial Services Inc Credit Facility: On July 1, 2011 we entered into an unsecured credit facility with Shipping Financial Services Inc, a related party ultimately controlled by the family of our Chief Executive Officer, for Euro 350 ($ 453 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2011) to be used for general working capital purposes. We have undertaken to repay the loan within twelve months of its receipt. The loan bears interest at a rate of 8% per annum.